Related Party Transactions (Details) - Schedule of Contract liability – related party - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Current Portion
Unearned franchise fee	$ 825,990	$ 81,474
Customer deposit		83,330
Total, net	825,990	164,804
Non-current Portion
Unearned franchise fee	150,494
Total, net	$ 976,484	$ 164,804